UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207132-21

Central Index Key Number of issuing entity: 0001764759

Benchmark 2019-B9 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

German American Capital Corporation

Central Index Key Number: 0001541294

JPMorgan Chase Bank, National Association

Central Index Key Number: 0000835271

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

On April 1, 2019, Citibank, N.A., as certificate administrator, experienced unanticipated technical difficulties that prevented the timely electronic filing of the Asset Data File and the asset related document on Form ABS-EE. The certificate administrator understands that there is a technical issue with EDGAR.

As a result, in reliance on Rule 201 of Regulation S-T, 232.201(d), the certificate administrator is posting the Asset Data File and the asset related document to https://sf.citidirect.com under the tab for the transaction to which this Form ABS-EE relates.

IN ACCORDANCE WITH THE TEMPORARY HARDSHIP EXEMPTION PROVIDED BY RULE 201 OF REGULATION S-T, THE DATE BY WHICH THE ASSET DATA FILE IS REQUIRED TO BE SUBMITTED HAS BEEN EXTENDED BY SIX BUSINESS DAYS.

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File (Omitted. See above)
Exhibit 103	Asset Related Document (Omitted. See above)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: April 1, 2019	By:	/s/ Richard Simpson
	Name:	Richard Simpson
	Title:	President